Schedule of digital assets held by counterparty (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ 587,744,739	$ 515,586,931
Counterparty A [member]
IfrsStatementLineItems [Line Items]
Total	161,238,156	41,304,262
Counterparty C [member]
IfrsStatementLineItems [Line Items]
Total	1,956,241	3,460,154
Counterparty E [member]
IfrsStatementLineItems [Line Items]
Total		1,492,892
Counterparty F [member]
IfrsStatementLineItems [Line Items]
Total	18,666,475	25,061,967
Counterparty H [member]
IfrsStatementLineItems [Line Items]
Total	88,130,580	171,980,818
Counterparty J [member]
IfrsStatementLineItems [Line Items]
Total	65,161,569
Counterparty K [member]
IfrsStatementLineItems [Line Items]
Total	228,730,268	218,232,056
Counterparty M [member]
IfrsStatementLineItems [Line Items]
Total	9,145,995	4,954,135
Counterparty N [member]
IfrsStatementLineItems [Line Items]
Total	3,100,877
Other [member]
IfrsStatementLineItems [Line Items]
Total	604,184	1,451,800
Self-custody [member]
IfrsStatementLineItems [Line Items]
Total	$ 11,010,394	$ 47,648,847